Contingent Liabilities and Financial Commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	$ 2,856,000,000	$ 2,727,000,000	$ 2,403,000,000
Settlement cash payments	4,612,000,000	$ 3,042,000,000	$ 2,166,000,000
Bottom of Range | Within 12 months
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	3,000,000,000
Projected settlement cash payments	1,000,000,000
Bottom of Range | Greater Than One Year
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	3,000,000,000
Projected settlement cash payments	$ 3,000,000,000